Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of components of Debt
As of June 30, 2022 and December 31, 2021, our debt was as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Gimi facility	(535,000)	(410,000)
Norwegian Bonds	(299,480)	(299,403)
Golar Arctic facility	(25,531)	(29,178)
2017 Convertible Bonds	—	(315,646)
Subtotal (excluding lessor VIE debt)	(860,011)	(1,054,227)
CSSC VIE debt - Hilli facility (1)	(546,710)	(597,280)
Total debt (gross)	(1,406,721)	(1,651,507)
Less: Deferred financing costs	24,444	28,207
Total debt, net of deferred financing costs	(1,382,277)	(1,623,300)
At June 30, 2022, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(7,219)	(359,572)	(366,791)
Long-term debt	(828,678)	(186,808)	(1,015,486)
Total	(835,897)	(546,380)	(1,382,277)
(1) This amount relates to the lessor VIE (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP (see note 12).